Loans	3 Months Ended
Mar. 31, 2012
Loans [Abstract]
LOANS

NOTE 3 – LOANS

Loans at March 31, 2012 (unaudited), December 31, 2011 and 2010 were as follows:

	March 31,	December 31,
	2012	2011	2010

Commercial	$127,495	$126,559	$124,714
Mortgage	42,605	45,576	57,144
Mortgage warehouse	105,879	103,864	69,600
Residential construction	2,660	3,047	2,283
Indirect auto	1,971	2,249	3,390
Home equity	13,070	12,966	14,187
Consumer and other	4,708	4,693	5,595

Subtotal	298,388	298,954	276,913
Less: Net deferred loan (fees) costs	152	177	133
Allowance for loan losses	(3,964)	(3,772)	(3,943)

Loans, net	$294,576	$295,359	$273,103

As of March 31, 2012 (unaudited), the Bank had repurchase agreements with ten mortgage companies. During the first quarter of 2012 (unaudited), the mortgage companies originated $538,161 in mortgage loans and sold $534,786 in mortgage loans. The Bank recorded interest income of $1,204 and mortgage warehouse loan fees of $167 which are included in loan interest income and wire transfer fees of $54 which are included in noninterest income during the first quarter of 2012 (unaudited) attributable to the mortgage warehouse lines.

As of March 31, 2011 (unaudited), the Bank had repurchase agreements with nine mortgage companies. During the first quarter of 2011 (unaudited), the mortgage companies originated $555,622 in mortgage loans and sold $565,767 in mortgage loans. The Bank recorded interest income of $762 and mortgage warehouse loan fees of $172 which are included in loan interest income and wire transfer fees of $56 which are included in noninterest income during the first quarter of 2011 (unaudited) attributable to the mortgage warehouse lines.

As of December 31, 2011 and 2010, the Bank had repurchase agreements with nine mortgage companies. For the year ended December 31, 2011, the mortgage companies originated $1,988,579 in mortgage loans and sold $1,958,332 in mortgage loans. The Bank recorded interest income of $3,376, mortgage warehouse loan fees of $569 and wire transfer fees of $181 for the year ended December 31, 2011 attributable to the mortgage warehouse lines. For the year ended December 31, 2010, the mortgage companies originated $2,636,203 in mortgage loans and sold $2,605,039 in mortgage loans. The Bank recorded interest income of $3,877, mortgage warehouse loan fees of $800 and wire transfer fees of $268 for the year ended December 31, 2010 attributable to the mortgage warehouse lines.

The following table presents the activity in the allowance for loan losses by portfolio segment for the three months ended March 31, 2012 and 2011 (unaudited):

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
For the three months ended March 31, 2012
Allowance for loan losses:
Beginning balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772
Charge-offs	(19)	(21)	—	—	—	—	(6)	—	(46)
Recoveries	—	—	—	—	3	—	7	—	10
Provision	245	(18)	13	1	(5)	1	(9)	—	228

Ending balance	$3,000	$335	$406	$4	$17	$120	$82	$—	$3,964

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
For the three months ended March 31, 2011
Allowance for loan losses:
Beginning balance	$3,147	$389	$139	$17	$28	$142	$81	$—	$3,943
Charge-offs	(368)	(70)	—	—	—	—	(10)	—	(448)
Recoveries	—	—	—	—	1	—	6	—	7
Provision	(144)	110	23	—	(1)	16	24	—	28

Ending balance	$2,635	$429	$162	$17	$28	$158	$101	$—	$3,530

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,147	$389	$139	$17	$28	$142	$81	$—	$3,943
Charge-offs	(1,084)	(132)	—	—	(14)	(52)	(48)	—	(1,330)
Recoveries	—	—	—	—	4	2	16	—	22
Provision	711	117	254	(14)	1	27	41	—	1,137

Ending balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

Activity in the allowance for loan losses for the year ended December 31, 2010 was as follows:

2010

Beginning balance	$2,776
Charge-offs	(2,333)
Recoveries	28
Provision	3,472

Ending balance	$3,943

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of March 31, 2012 (unaudited):

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
March 31, 2012
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$196	$98	$—	$—	$—	$10	$—	$—	$304
Collectively evaluated for impairment	2,804	237	406	4	17	110	82	—	3,660
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$3,000	$335	$406	$4	$17	$120	$82	$—	$3,964

Loans:
Loans individually evaluated for impairment	$4,980	$1,641	$—	$—	$—	$14	$—	$—	$6,635
Loans collectively evaluated for impairment	121,801	40,809	105,879	2,660	1,970	13,105	4,712	—	290,936
Loans acquired with deteriorated credit quality	818	151	—	—	—	—	—	—	969

Total ending loan balance	$127,599	$42,601	$105,879	$2,660	$1,970	$13,119	$4,712	$—	$298,540

The recorded investment in loans does not include accrued interest.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$112	$128	$—	$—	$—	$11	$—	$—	$251
Collectively evaluated for impairment	2,662	246	393	3	19	108	90	—	3,521
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

Loans:
Loans individually evaluated for impairment	$4,630	$1,630	$—	$—	$—	$14	$—	$—	$6,274
Loans collectively evaluated for impairment	121,236	43,788	103,864	3,045	2,249	13,002	4,697	—	291,881
Loans acquired with deteriorated credit quality	824	152	—	—	—	—	—	—	976

Total ending loan balance	$126,690	$45,570	$103,864	$3,045	$2,249	$13,016	$4,697	$—	$299,131

The recorded investment in loans does not include accrued interest.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2010:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2010
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$813	$60	$—	$—	$—	$15	$—	$—	$888
Collectively evaluated for impairment	2,334	329	139	17	28	127	81	—	3,055
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$3,147	$389	$139	$17	$28	$142	$81	$—	$3,943

Loans:
Loans individually evaluated for impairment	$5,408	$1,224	$—	$87	$—	$377	$—	$—	$7,096
Loans collectively evaluated for impairment	118,779	55,751	69,600	2,187	3,390	13,858	5,600	—	269,165
Loans acquired with deteriorated credit quality	622	162	—	—	—	—	1	—	785

Total ending loan balance	$124,809	$57,137	$69,600	$2,274	$3,390	$14,235	$5,601	$—	$277,046

The recorded investment in loans does not include accrued interest.

The following table presents information related to impaired loans by class of loans as of and for the three months ended March 31, 2012 (unaudited):

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Real estate	$1,408	$1,408	$—	$1,422	$2	$—
Land	2,527	2,527	—	2,528	3	—
Mortgage	1,044	1,044	—	1,079	3	—

Subtotal	4,979	4,979	—	5,029	8	—

With an allowance recorded:
Commercial:
Commercial and other	—	—	—	23	—	—
Real estate	500	501	76	502	—	—
Land	544	544	120	549	—	—
Mortgage	597	597	98	633	—	—
Home equity	14	14	10	14	—	—

Subtotal	1,655	1,656	304	1,721	—	—

Total	$6,634	$6,635	$304	$6,750	$8	$—

The recorded investment in loans does not include accrued interest.

The following table presents information related to impaired loans by class of loans as of and for the three months ended March 31, 2011(unaudited):

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Commercial and other	$28	$28	$—	$29	$—	$—
Real estate	1,166	1,166	—	1,162	4	—
Land	2,248	2,248	—	2,248	12	—
Mortgage	637	636	—	640	11	—
Residential construction:
Land	87	87	—	87	—	—

Subtotal	4,166	4,165	—	4,166	27	—

With an allowance recorded:
Commercial:
Real estate	1,298	1,299	357	1,300	6	—
Land	712	713	119	713	—	—
Mortgage	271	271	52	274	—	—
Home equity	377	377	26	377	—	—

Subtotal	2,658	2,660	554	2,664	6	—

Total	$6,824	$6,825	$554	$6,830	$33	$—

The recorded investment in loans does not include accrued interest.

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Real estate	$1,299	$1,298	$—	$1,246	$4	$—
Land	2,248	2,248	—	2,248	12	—
Mortgage	945	945	—	762	26	—
Residential construction:
Land	—	—	—	43	—	—

Subtotal	4,492	4,491	—	4,299	42	—

With an allowance recorded:
Commercial:
Commercial and other	28	29	6	40	—	—
Real estate	502	503	29	1,061	6	—
Land	552	552	77	683	—	—
Mortgage	685	685	128	617	—	—
Home equity	14	14	11	209	—	—

Subtotal	1,781	1,783	251	2,610	6	—

Total	$6,273	$6,274	$251	$6,909	$48	$—

The recorded investment in loans does not include accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Commercial:
Real Estate	$1,185	$1,184	$—
Land	2,323	2,323	—
Mortgage	732	732	—
Residential construction:
Land	87	88	—

Subtotal	4,327	4,327	—

With an allowance recorded:
Commercial:
Real Estate	1,843	1,843	812
Land	57	57	1
Mortgage	492	492	60
Home equity	377	377	15

Subtotal	2,769	2,769	888

Total	$7,096	$7,096	$888

The recorded investment in loans does not include accrued interest.

Individually impaired loans as of December 31, 2010 were as follows:

2010

Average of individually impaired loans during year	$6,076
Interest income recognized during impairment	71
Cash-basis interest income recognized	—

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days still on accrual by class of loans as of March 31, 2012 (unaudited), December 31, 2011 and December 31, 2010:

	Nonaccrual
	March 31, 2012	December 31, 2011	December 31, 2010
Commercial:
Commercial and other	$32	$62	$—
Real estate	2,007	2,027	2,819
Land	3,005	2,800	2,381
Mortgage	1,448	1,454	1,224
Residential construction:
Land	—	—	87
Indirect auto	7	8	4
Home equity	14	14	377

Total	$6,513	$6,365	$6,892

Loans Past Due Over 90 Days Still Accruing
	March 31, 2012	December 31, 2011	December 31, 2010
Commercial:
Commercial and other	$—	$—	$—
Real estate	—	—	—
Land	—	—	—
Mortgage	—	—	—
Residential construction:
Land	—	—	—
Indirect auto	—	—	—
Home equity	—	—	—

Total	$—	$—	$—

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of March 31, 2012 (unaudited) and December 31, 2011 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
March 31, 2012
Commercial:
Commercial and other	$—	$—	$—	$—	$21,549	$21,549
Real estate	1,042	—	1,542	2,584	80,733	83,317
Five or more family	—	—	—	—	12,995	12,995
Construction	—	—	—	—	590	590
Land	213	66	2,248	2,527	6,621	9,148
Mortgage	1,158	—	1,054	2,212	40,389	42,601
Mortgage warehouse	—	—	—	—	105,879	105,879
Residential construction:
Construction	96	—	—	96	2,150	2,246
Land	—	—	—	—	414	414
Indirect auto	17	—	7	24	1,946	1,970
Home equity	15	—	14	29	13,090	13,119
Consumer and other	133	—	—	133	4,579	4,712

Total	$2,674	$66	$4,865	$7,605	$290,935	$298,540

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2011
Commercial:
Commercial and other	$—	$—	$29	$29	$18,077	$18,106
Real estate	1,057	128	1,589	2,774	77,702	80,476
Five or more family	43	—	—	43	17,670	17,713
Construction	—	—	—	—	1,172	1,172
Land	216	—	2,248	2,464	6,759	9,223
Mortgage	1,293	55	1,115	2,463	43,107	45,570
Mortgage warehouse	—	—	—	—	103,864	103,864
Residential construction:
Construction	—	—	—	—	2,629	2,629
Land	—	—	—	—	416	416
Indirect auto	27	—	8	35	2,214	2,249
Home equity	—	—	14	14	13,002	13,016
Consumer and other	—	14	—	14	4,683	4,697

Total	$2,636	$197	$5,003	$7,836	$291,295	$299,131

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2010
Commercial:
Commercial and other	$—	$35	$—	$35	$17,994	$18,029
Real estate	1,328	—	1,580	2,908	76,948	79,856
Five or more family	48	—	—	48	11,530	11,578
Construction	—	—	—	—	4,943	4,943
Land	—	—	133	133	10,270	10,403
Mortgage	1,200	—	1,021	2,221	54,916	57,137
Mortgage warehouse	—	—	—	—	69,600	69,600
Residential construction:
Construction	—	—	—	—	1,876	1,876
Land	44	—	87	131	267	398
Indirect auto	31	—	4	35	3,355	3,390
Home equity	—	377	—	377	13,858	14,235
Consumer and other	153	—	—	153	5,448	5,601

Total	$2,804	$412	$2,825	$6,041	$271,005	$277,046

The recorded investment in loans does not include accrued interest.

Troubled Debt Restructurings:

At March 31, 2012 (unaudited), December 31, 2011 and 2010, the outstanding balance of loans that were modified as troubled debt restructurings totaled $251, $254 and $0, respectively. All of these loans were considered nonperforming troubled debt restructurings. The Company has allocated $13, $13 and $0 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of March 31, 2012 (unaudited), December 31, 2011 and 2010. The Company has not committed to lend additional amounts as of March 31, 2012 (unaudited) to customers with outstanding loans that are classified as troubled debt restructurings.

During the three months ended March 31, 2012 (unaudited), the Bank did not modify any loans which were considered to be troubled debt restructurings. During the year ending December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial:
Commercial and other	1	$33	$33
Real estate	2	431	429
Mortgage	1	131	131

Total	4	$595	$593

The recorded investment in loans does not include accrued interest.

The troubled debt restructurings described above increased the allowance for loan losses by $13 and resulted in charge offs of $300 during the year ending December 31, 2011.

For the three months ended March 31, 2012 (unaudited), no troubled debt restructurings defaulted within twelve months following the modification.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2011:

	Number of Loans	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Commercial:
Real estate	1	$25

Total	1	$25

The recorded investment in loans does not include accrued interest.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $13 and resulted in charge offs of $300 during the year ending December 31, 2011.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s management loan committee.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. The analysis includes loans with risk ratings of Special Mention, Substandard and Doubtful. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are included in groups of homogeneous loans. The credit quality indicator on loans not rated is based on their individual payment performance.

As of March 31, 2012 (unaudited) and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful
March 31, 2012
Commercial:
Commercial and other	$152	$21,024	$373	$—	$—
Real estate	74	69,074	7,573	6,535	61
Five or more family	205	9,006	3,784	—	—
Construction	—	506	84	—	—
Land	—	5,416	660	3,072	—
Mortgage	35,160	5,091	446	1,884	—
Mortgage warehouse	105,879	—	—	—	—
Residential construction:
Construction	2,246	—	—	—	—
Land	414	—	—	—	—
Indirect auto	1,970	—	—	—	—
Home equity	12,563	307	91	158	—
Consumer and other	3,815	897	—	—	—

Total	$162,478	$111,321	$13,031	$11,649	$61

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2011
Commercial:
Commercial and other	$67	$17,500	$510	$29	$—
Real estate	16	65,136	11,658	3,605	61
Five or more family	208	13,520	3,985	—	—
Construction	—	1,079	93	—	—
Land	—	5,447	694	3,082	—
Mortgage	37,769	4,946	722	2,133	—
Mortgage warehouse	103,864	—	—	—	—
Residential construction:
Construction	2,629	—	—	—	—
Land	416	—	—	—	—
Indirect auto	2,249	—	—	—	—
Home equity	12,623	121	92	180	—
Consumer and other	3,776	921	—	—	—

Total	$163,617	$108,670	$17,754	$9,029	$61

The recorded investment in loans does not include accrued interest.

As of December 31, 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2010
Commercial:
Commercial and other	$213	$17,736	$29	$51	$—
Real estate	419	69,094	4,820	4,743	780
Five or more family	216	11,187	175	—	—
Construction	—	4,690	253	—	—
Land	—	6,427	684	3,292	—
Mortgage	47,086	7,525	520	1,951	55
Mortgage warehouse	69,600	—	—	—	—
Residential construction:
Construction	1,876	—	—	—	—
Land	311	—	—	87	—
Indirect auto	3,353	37	—	—	—
Home equity	13,458	141	109	150	377
Consumer and other	4,294	1,307	—	—	—

Total	$140,826	$118,144	$6,590	$10,274	$1,212

The recorded investment in loans does not include accrued interest.

Purchased Loans:

The Company purchased loans during 2007, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans is as follows at March 31, 2012 (unaudited), December 31, 2011 and 2010:

	March 31, 2012	December 31, 2011	December 31, 2010
Commercial:
Commercial and other	$32	$36	$66
Real estate	917	923	962
Mortgage	153	154	163
Consumer and other	—	—	9

Total	$1,102	$1,113	$1,200

Carrying amount, net of allowance of $0	$970	$977	$1,035

Accretable yield, or income expected to be collected, is as follows for the three months ended March 31, 2012 and 2011 (unaudited) and December 31, 2011 and 2010:

	March 31,		December 31,
	2012	2011	2011	2010

Beginning balance	$193	$250	$250	$29
New loans purchased	—	—	—	—
Reclassification from nonaccretable yield	4	8	30	316
Accretion of income	(18)	(22)	(87)	(95)
Disposals	—	—	—	—

Ending balance	$179	$236	$193	$250

For those purchased loans disclosed above, the Company did not increase the allowance for loan losses during the three months ended March 31, 2012 or 2011(unaudited) or during the year ended December 31, 2011 or 2010. No allowances for loan losses were reversed during the three months ended March 31, 2012 or 2011 (unaudited) or during the years ended December 31, 2011 or 2010.

There were no such loans purchased during the three months ended March 31, 2012 or 2011 (unaudited) or during the year ended December 31, 2011 or 2010.

Income is not recognized on certain purchased loans if the Company cannot reasonably estimate cash flows expected to be collected. The carrying amounts of such loans were $50 at March 31, 2012 (unaudited), December 31, 2011 and 2010.